Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Contributed equity
Ordinary shares(1)	482,639,654	428,221,398	381,373,137	336,997,729
Total Equity	$ 546,008	$ 516,766	$ 528,161	$ 467,987
Ordinary Shares
Contributed equity
Ordinary shares(1)	482,639,654	428,221,398	381,373,137
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)
Total Contributed Equity	479,139,654	424,721,398	377,873,137
Ordinary shares(1)	$ 889,481	$ 830,425	$ 770,272
Total Equity	$ 889,481	$ 830,425	$ 770,272	$ 709,191